Transamerica Occidental’s Separate Account Fund B (“Fund B”)

Supplement dated June 23, 2003 to the Prospectus dated May 1, 2003

Please read this Supplement carefully and retain it for future reference.

Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, has replaced Boston Safe Deposit and Trust Company of California as Custodian for Fund B.

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Transamerica Occidental’s Separate Account Fund B (“Fund B”)

Supplement dated June 23, 2003 to the Statement of Additional Information dated May 1, 2003

Please read this Supplement carefully and retain it for future reference.

Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, has replaced Boston Safe Deposit and Trust Company of California as Custodian for Fund B.

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